BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact on OCI from Impairment (Details) - Accumulated impairment - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Impairment loss due to credit risk under IAS 39	$ (5,875,018)
Loss allowance under IFRS 9	$ (7,077,572)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss due to credit risk under IAS 39		$ (71,708)
Loss allowance under IFRS 9		(127,906)
Debt securities | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Loss allowance under IFRS 9		$ (56,198)